Short Term Debt - Summary of Short-Term Debt (Details) (Parenthetical) - USD ($)																							1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 14, 2017	Jul. 05, 2017	Jul. 02, 2017	Jun. 16, 2017	May 08, 2017	Apr. 18, 2017	Sep. 27, 2016	Jul. 02, 2016	Mar. 31, 2016	Mar. 08, 2016	Jan. 21, 2016	Dec. 09, 2015	Mar. 31, 2015	Mar. 08, 2015	Feb. 02, 2015	Feb. 02, 2015	Jan. 06, 2015	Jan. 04, 2015	Nov. 17, 2014	Aug. 26, 2014	Jun. 27, 2014	Jun. 07, 2012	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Apr. 20, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jul. 20, 2017	Jun. 23, 2017	Jun. 09, 2017	Dec. 19, 2016	Dec. 02, 2016	Nov. 21, 2016	Nov. 02, 2016	Dec. 16, 2015	Aug. 06, 2015
Debt principal amount				$ 30,000																									$ 925,000					$ 266,000	$ 267,000	$ 267,000	$ 125,000
Purchase of shares		1,265,411	632,706
Proceeds from short term debt										$ 45,000																	$ 735,000	$ 188,000	$ 1,088,000	$ 8,500
Number of detachable warrants to acquire shares of common stock										9,000,000
Warrants exercise price per share		$ 0.08								$ 0.005																					$ 0.08	$ 0.04	$ 0.05
Fair value of warrants										$ 7,400																	475,016	167
Debt default rate										18.00%																			0.00%
Number of additional warrants issued during the period										1,000,000
Repayment of partial amount of debt																											10,000	50,000	$ 50,000	8,125
Note payable											$ 85,820						$ 51,000													35,000
Interest expense																											745,048	345,274	409,648	968,750
Debt conversion exchange number of shares				392,155		2,009,419			2,500,000
Debt conversion of shares value				$ 32,350		$ 40,000			$ 3,500
Debt accrued interest									$ 228
Gain (loss) on debt extinguishment											5,820						$ 1,119	$ 12,564							$ 34,002			$ 73,505	$ 165,615	11,282
Promissory note equal payments											$ 80,000					$ 8,125			$ 8,125	$ 8,125	$ 8,125									$ 32,500
Series B Preferred Stock [Member]
Debt conversion exchange number of shares													4,349,339
Common Stock [Member]
Debt conversion exchange number of shares													4,349,339
Short-term Debt Four [Member]
Percentage of unsecured debenture																																							10.00%
Debt conversion exchange number of shares																							2,500,000
Debt conversion of shares value																							$ 3,500
Debt accrued interest																							228
Fair value of common stock																							8,000
Gain (loss) on debt extinguishment																							$ 4,272
Short-term Debt Five [Member]
Percentage of unsecured debenture																						4.00%
Gain (loss) on debt extinguishment															$ 6,482
Promissory note equal payments															$ 8,125				$ 8,125	$ 8,125	$ 8,125
Short-term Debt Five [Member] | Series B Preferred Stock [Member]
Debt conversion exchange number of shares																						4,349,339
Short-term Debt Five [Member] | Common Stock [Member]
Debt conversion exchange number of shares																						4,349,339
Short-term Debt [Member]
Debt principal amount																																						$ 25,000
Interest rate								8.00%
Purchase of shares								4,285,000
Price per share								$ 0.007
Short term debt maturity date								Dec. 15, 2016
Short-term Debt One [Member]
Proceeds from short term debt																										$ 143,000
Short term debt maturity date																										Jan. 03, 2017
Number of detachable warrants to acquire shares of common stock																										5,000,000
Warrants exercise price per share																										$ 0.01
Debt instrument, description																										The unsecured promissory note bears interest at 4% per annum (“First ZG Note”), which matures on January 3, 2017, and awarded the lender options to acquire up to 5,000,000 shares of common stock, exercisable at $0.01 per share over a four (4) week period from the origination date, which expired on July 1, 2016, in addition to options to acquire up to another 3,000,000 shares of common stock, exercisable at $0.08 per share over a twenty four (24) month period from the origination date.
Fair value of warrants																										$ 6,996
Debt default rate																										4.00%
Percentage of unsecured debenture																										10.00%
Debt conversion exchange number of shares																										3,000,000
Short-term Debt Two [Member]
Proceeds from short term debt	$ 150,000									$ 45,000
Short term debt maturity date	May 31, 2022									Jun. 08, 2016
Number of detachable warrants to acquire shares of common stock	1,500,000									9,000,000
Warrants exercise price per share	$ 0.14									$ 0.005
Fair value of warrants										$ 7,400
Debt default rate										18.00%
Number of additional warrants issued during the period										1,000,000
Percentage of unsecured debenture	10.00%
Short-term Debt Three [Member]
Debt principal amount					$ 165,000
Proceeds from short term debt					$ 150,000
Short term debt maturity date					May 31, 2022
Number of detachable warrants to acquire shares of common stock					1,500,000
Warrants exercise price per share					$ 0.14
Loan origination cost												$ 1,000
Repayment of partial amount of debt														$ 2,500
Note payable							$ 2,500
Interest expense							$ 99
Percentage of unsecured debenture					10.00%